Deferred Costs - Changes in Deferred Costs Asset (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Deferred Indirect Costs [Roll Forward]
Beginning balance	$ 9,419	$ 14,395	$ 19,526	$ 11,159
Add: Severance and related costs	16	167	1,187	4,614
Add: Write‑off of a building				4,208
Add: Professional and other fees			175	2,399
Less: Costs released to contracts	(1,194)	(5,143)	(6,493)	(2,854)
Ending balance	8,241	9,419	14,395	19,526
Changes In Deferred Direct Costs [Roll Forward]
Beginning balance	19,489	16,584	16,146	9,939
Add: Production costs	7,716	23,214	6,619	6,853
Less: Costs released to contracts	(6,372)	(20,309)	(6,181)	(646)
Ending balance	$ 20,833	$ 19,489	$ 16,584	$ 16,146